Retirement Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Retirement Plan

Note 11 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company was required to make matching contributions of 50% of up to 6 % of total compensation for those employees making salary deferrals. The Company match was terminated in March of 2023. The Company made contributions of $0 and $30,000 during the three months ended September 30, 2023 and 2022, respectively and $44,000 and $101,000 during the nine months ended September 30, 2023 and 2022, respectively.

Note 12 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company is required to make matching contributions of 100% up to 3% and 50% of the next 2% of total compensation for those employees making salary deferrals. The Company made contributions of $134,534 and $139,870 during 2022 and 2021, respectively.